Schedule of Related Party Transactions (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Project research fees	[1]			$ 63,838
Interest expenses		$ 558
Related Party [Member]
Related Party Transaction [Line Items]
Professional fees		23,817
Interest expenses		558
Compensation and benefits		184,065	183,889	77,090
Amounts due to related parties		137,845
Ione Group Company Limited [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[2]	50,446	67,113	66,937
Amounts due to related parties	[3]		369,050
Bay Area Macau Industrial Investment Company Limited [Member]
Related Party Transaction [Line Items]
Project research fees	[1]
Fortunewell Investment Management Company Limited [Member]
Related Party Transaction [Line Items]
Professional fees	[4]	23,817
Zhuhai Guanghong Daoyuan Technology Partnership [Member]
Related Party Transaction [Line Items]
Interest expenses	[5]	558
Amounts due to related parties	[6]	133,871
Ng WaiIan [Member]
Related Party Transaction [Line Items]
Compensation and benefits	[7]	47,831	47,725	11,900
Sou Weng Seng [Member]
Related Party Transaction [Line Items]
Compensation and benefits	[7]	47,083	46,979	11,714
Chan Kong Pan [Member]
Related Party Transaction [Line Items]
Compensation and benefits	[7]	41,619	41,759	41,650
Leong Fong Hang [Member]
Related Party Transaction [Line Items]
Compensation and benefits	[7]	47,532	47,426	$ 11,826
Ieong Fong Hang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[8]	3,974
Zento AI Company Limited [Member]
Related Party Transaction [Line Items]
Deposits	[9]	$ 706,694

[1]	The amounts for the years ended September 30, 2023 represented fees from project research services rendered.
[2]	The amounts for the years ended September 30, 2025, 2024 and 2023 represented fees from administrative services rendered.
[3]	The balances as of September 30, 2024 represented advances from the shareholder for operational purposes. The balances were unsecured, non-interest bearing, and repayable on demand.
[4]	The amounts for the years ended September 30, 2025 represented professional fees paid.
[5]	The amounts for the years ended September 30, 2025 represented interest expense for the amounts due to a related party
[6]	The balances as of September 30, 2025 represented advances from the related party for operational purposes and related accrued interest. The balances were unsecured, interest bearing at 3.5% p.a., and repayable before August 11, 2026. Related interest expense was $558, nil and nil for the years ended September 30, 2025, 2024 and 2023, respectively.
[7]	The amounts for the years ended September 30, 2025, 2024 and 2023 represented salaries paid.
[8]	The balances as of September 30, 2025 represented amounts payable to a related party in respect of expenses paid on behalf of the Company.
[9]	The balances as of September 30, 2025 represented good faith deposit paid to a related party for the acquisition of a target company.